DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Net Financial Results (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income [Abstract]
Interest income		$ 23,244,613	$ 52,676,148	$ 12,439,671
Foreign exchange gain		92,950,818	588,431,900	189,485,882
Subtotal		116,195,431	641,108,048	201,925,553
Financial expenses [Abstract]
Interest expense	[1]	(55,710,108)	(53,629,953)	(46,102,674)
Foreign exchange loss		(151,769,496)	(1,043,252,045)	(353,347,594)
Subtotal		(207,479,604)	(1,096,881,998)	(399,450,268)
Other financial results [Abstract]
Notes repurchase results		0	0	(6,985,912)
Derivative financial instruments result		0	0	(865,194)
Fair value gains on financial instruments through profit or loss		179,618,396	426,400,494	163,619,184
Others		(17,367,234)	(6,035,045)	(5,225,493)
Subtotal		162,251,162	420,365,449	150,542,585
(Loss) / Gain on net monetary position		(49,407,255)	(123,081,449)	25,553,954
Total net financial results		21,559,734	(158,489,950)	(21,428,176)
Accrued interest on lease liabilities		$ 1,409,123	$ 2,077,850	$ 2,594,867

[1]	It includes Ps. 1,409,123, Ps. 2,077,850 and Ps. 2,594,867 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2024, 2023 and 2022, respectively.